Share Capital and Employee Compensation Plans (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) vesting_period day shares	Dec. 31, 2016 USD ($)
Disclosure of share-based payment arrangements [Abstract]
Shares issued as compensation (Note 25) | $	$ 2,020	$ 2,365
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares reserved for issue under options and contracts for sale of shares (shares) | shares	6,461,470
Long Term Incentive Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum term for options granted	7 years
Common share grants, no trading period	2 years
Number of equal annual vesting instalments | vesting_period	2
Compensation Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of trading days included in average for calculation of option exercise price | day	5
Maximum term for options granted	10 years